Stock Based Compensation	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock Based Compensation

Note 15 – Stock Based Compensation

Omnibus Incentive Plan

On November 21, 2016, the board of directors approved the Company’s 2016 Omnibus Incentive Plan, which enables the Company to grant stock options, stock appreciation rights, restricted stock, restricted stock units, unrestricted stock, other share based awards and cash awards to associates, directors, consultants, and advisors of the Company and its affiliates, and to improve the ability of the Company to attract, retain, and motivate individuals upon whom the Company’s sustained growth and financial success depend, by providing such persons with an opportunity to acquire or increase their proprietary interest in the Company. Stock options granted under the 2016 Plan may be non-qualified stock options or incentive stock options, within the meaning of Section 422(b) of the Internal Revenue Code of 1986, except that stock options granted to outside directors and any consultants or advisers providing services to the Company or an affiliate shall in all cases be non-qualified stock options. The option price must be at least 100% of the fair market value on the date of grant and if issued to a 10% or greater shareholder must be 110% of the fair market value on the date of the grant.

The 2016 Plan is to be administered by the Board, which shall have discretion over the awards and grants thereunder. No awards may be issued after November 21, 2026. On December 11, 2017 the board of directors approved an amendment to the 2016 Omnibus Incentive Plan, whereby the number of common shares reserved for issuance under the plan was increased from 1,650,000 to 2,500,000. On April 26, 2018, our board of directors and our stockholders adopted and approved the Amended and Restated 2016 Omnibus Incentive Plan (the “2016 Plan”), whereby the number of common shares reserved for issuance under the plan was increased from 2,500,000 to 4,500,000, plus an annual increase on each anniversary of April 26, 2018 equal to 3% of the total issued and outstanding shares of our common stock as of such anniversary (or such lesser number of shares as may be determined by our board of directors).

Stock Options

On June 18, 2018, the Company granted non-qualified stock options for the purchase of 80,000 shares of common stock at an exercise price of $4.93 to members of its Medical Advisory Board. The options have a ten-year term and vest monthly over two years. The options had grant date fair value of $2.21 per share for an aggregate grant date fair value of $176,800, using the Black Scholes method with the following assumptions used: stock price of $4.93, risk-free interest rate of 2.85%, volatility of 42.6%, annual rate of quarterly dividends of 0%, and a contractual term of six years.

On July 16, 2018, in connection with the CFO Employment Agreement, the Company granted non-qualified stock options for the purchase of 150,000 shares of common stock at an exercise price of $2.98 to its CFO, Mr. Rankin. The options have a ten-year term and 50,000 of the shares will vest on the first anniversary of Mr. Rankin’s employment with the Company, and the remaining 100,000 shares will vest on a quarterly basis over the following two-year period. The options had grant date fair value of $1.10 per share for an aggregate grant date fair value of $165,000, using the Black Scholes method with the following assumptions used: stock price of $2.98, risk-free interest rate of 2.76%, volatility of 35.6%, annual rate of quarterly dividends of 0%, and a contractual term of 5.3 years.

On September 24, 2018, the Board of Directors of the Company approved the grant of a ten-year option to purchase an aggregate of 1,080,207 shares of the Company’s common stock at an exercise price of $4.99 per share (the “Option”) to its CEO, Robert Berman, which Option was issued pursuant to the terms of that certain employment agreement, dated March 30, 2018 (the “Effective Date”), between Mr. Berman and the Company (the “Employment Agreement”). The grant of the Option was in fulfillment of the express terms of the previously agreed to Employment Agreement. The Employment Agreement provides that Mr. Berman is entitled to receive an equity grant of an option to purchase up to 6.5% of the Company’s common stock outstanding on a fully diluted basis at the closing of the IPO. The shares subject to the Option will vest over a period of 2 years, with 1/5th of the shares subject to the Option having vested on the Effective Date (the “Initial Vesting”) and the remaining shares vesting in substantially equal monthly installments during the twenty-four (24) month period following the Effective Date and ending March 30, 2020. The Option had grant date fair value of $0.47 per share for an aggregate grant date fair value of $507,697, using the Black-Scholes method with the following assumptions used: stock price of $4.99, risk-free interest rate of 2.97%, volatility of 35.3%, annual rate of quarterly dividends of 0%, and a contractual term of 5.2 years.

On October 1, 2018, Robert Anderson, Robert Doyle and Steven Girgenti (“Resigning Directors”) resigned as Directors of our Board. Effective upon their resignation, each of the Resigning Directors received a grant of 10,000 options to purchase shares of our common stock at an exercise price of $2.90, the closing price of our common stock on October 1, 2018. All of these options were vested in full as of the date of grant. The Option had grant date fair value of $0.50 per share for an aggregate grant date fair value of $15,000, using the Black-Scholes method with the following assumptions used: stock price of $1.97, risk-free interest rate of 2.89%, volatility of 36.1%, annual rate of quarterly dividends of 0%, and a contractual term of 5.5 years.

Per the Amended and Restated 2016 Omnibus Incentive Plan, the options that were awarded and had vested to the Resigning Directors prior to their resignation would have to be exercised within 90 days of their resignation date or be forfeited. As part of their resignation agreement, all options granted to the Resigning Directors before their resignation date were modified such that they can be exercised by the Resigning Directors for a 10 year period from their original issuance dates. These options are treated as a modification and valued in accordance with FASB ASC Topic 718. The 40,000 options to purchase shares of our common stock issued to each of the Resigning Directors in 2017 at an exercise price of $12.00 per share were valued at $.10 per share as of the date of the modification for an aggregate grant date fair value of $12,000, using the Black-Scholes method with the following assumptions used: stock price of $2.90, risk-free interest rate of 2.96%, volatility of 36.1%, annual rate of quarterly dividends of 0%, and a contractual term of 5.0 years. The 3,000 options to purchase shares of our common stock issued to each of our former directors Robert Doyle and Robert Anderson in 2017 at an exercise price of $7.00 per share were valued at $.32 per share as of the date of the modification for an aggregate grant date fair value of $1,920 using the Black-Scholes method with the following assumptions used: stock price of $2.90, risk-free interest rate of 2.96%, volatility of 36.1%, annual rate of quarterly dividends of 0%, and a contractual term of 5.0 years.

Under the Company’s nonemployee director compensation program, Dr. Francis Duhay, Mr. Marcus Robins and Dr. Sanjay Shrivastava in connection with their appointment to the Company’s Board of Directors on October 2, 2018 were each granted 60,000 options to purchase shares of our common stock on November 27, 2018 at an exercise price of $2.57, per share. All of these options vest in equal quarterly portions over a 3 year period starting from October 2, 2018. The Option had grant date fair value of $0.56 per share for an aggregate grant date fair value of $100,800, using the Black-Scholes method with the following assumptions used: stock price of $1.97, risk-free interest rate of 2.90%, volatility of 36.1%, annual rate of quarterly dividends of 0%, and a contractual term of 5.3 years.

A summary of the option activity during the years ended December 31, 2018 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, January 1, 2018	1,422,000	$10.16
Granted	1,520,207	4.46
Forfeited	(146,500)	10.00
Outstanding, December 31, 2018	2,795,707	$7.07	9.0	$-

Exercisable, December 31, 2018	1,865,604	$8.50	8.4	$-

A summary of outstanding and exercisable options and Restricted Stock units as of December 31, 2018 is presented below:

Options Outstanding			Options Exercisable
Exercise Price	Exercisable Into	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$12.00	Common Stock	120,000	8.7	120,000
$10.00	Common Stock	1,149,500	7.8	1,149,500
$7.00	Common Stock	6,000	8.9	6,000
$4.99	Common Stock	1,080,207	9.7	540,104
$4.93	Common Stock	80,000	9.5	20,000
$2.98	Common Stock	150,000	9.5	-
$2.90	Common Stock	30,000	9.9	30,000
$2.57	Common Stock	180,000	9.9	-
	Total	2,795,707		1,865,604

The Company recognized stock-based compensation related to stock options of $864,626 and $801,624 during the years ended December 31, 2018 and 2017, respectively. As of December 31, 2018, there was $758,012 of unrecognized stock-based compensation expense related to outstanding stock options that will be recognized over the weighted average remaining vesting period of 1.6 years.

The employment of William Abbott, our prior Chief Financial Officer was terminated effective July 20, 2018. Pursuant to the provisions of the 2016 Omnibus Incentive Plan and terms and conditions of his stock option Award Agreement, the non-exercisable portion of his option grant or 14,649 expired upon his termination and the exercisable portion or 131,851 options remained exercisable for 90 days following his termination. The prior Chief Financial Officer failed to exercise his exercisable options within the 90 day period and they were forfeited as of October 18, 2018.

Susan Montoya, our Senior Vice President of Operations and Quality Assurance/Regulatory Affairs resigned as of November 15, 2018 from the Company. Pursuant to the provisions of the 2016 Omnibus Incentive Plan and terms and conditions of her stock option Award Agreement, the exercisable portion or 818,500 options remained exercisable for 90 days following her resignation date. Ms. Montoya failed to exercise her exercisable options within the 90 day period and they were forfeited as of February 13, 2019.

Restricted Stock Units

Under the Company’s nonemployee director compensation program, Dr. Francis Duhay, Mr. Marcus Robins and Dr. Sanjay Shrivastava in connection with their appointment to the Company’s Board of Directors on October 2, 2018 were each granted 29,183 Restricted Stock units on November 27, 2018, which based on the Company’s closing stock price on the grant date were valued at $1.97 per unit for an aggregate grant date value of $172,472. These units vest in equal annual portions on the October 2, 2019, October 2, 2020 and October 2, 2021.

Restricted Stock Units Outstanding			Restricted Stock Units Exercisable
Grant Date Closing Stock Price	Exercisable Into	Outstanding Number of Units	Weighted Average Remaining Life In Years	Exercisable Number of Units
$1.97	Common Stock	87,549	9.9	-